Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 1.7	€ 6.5	€ 7.6	€ 16.2
Acquisition related costs	0.6	2.8	1.6	3.1
Common [Table]
Adjustments for share based payments including employer tax	1.7	6.5	7.6	16.2
Acquisition related costs	€ 0.6	€ 2.8	€ 1.6	€ 3.1